Operating Profit	12 Months Ended
Feb. 29, 2024
Operating Profit [Abstract]
OPERATING PROFIT

21. OPERATING PROFIT

		Year ended February 29/28
Figures in Rand thousands	Notes	2024	2023	2022

Operating profit is stated after accounting for the following charges:

Depreciation of property, plant and equipment	5	588,660	493,788	458,281
Amortization of capitalized commission assets	6	83,155	64,707	64,566
Amortization of intangible assets	7	59,482	51,143	39,078
Employee benefits expense [1]		1,076,244	865,831	720,606
Defined contribution plan		45,468	44,681	26,534

[1]	After offsetting government grant received ZAR Nil (2023: ZAR Nil million, 2022: ZAR 6.7 million).